3. COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future capital minimum lease payments
Fiscal Year Ending September 30:	Capital Lease	Operating Lease
2020	$7,688	$45,571
2021	5,126	61,779
2022	–	62,822
Total Minimum Payments	12,814	$170,172
Less: amount representing interest	548
Present value of minimum lease payments	12,266
Less: current portion	9,731
	$2,535

Fiscal Year Ending June 30:	Amount
2020	$10,250
2021	5,126
Total minimum payments	15,376
Less: amount representing interest	777
Present value of minimum lease payments	14,599
Less: current portion	9,572
$5,027

Schedule of future operating minimum lease payments
Fiscal Year Ending June 30:	Amount
2020	$40,784
2021	41,803
2022	39,196
Total minimum payments	$121,783